Not FDIC Insured May Lose Value No Bank Guarantee
38986-Q1PH

Schedule of Investments
(unaudited)
Putnam Sustainable Future Fund 2
Notes to Schedule of Investments 7

Putnam Investment Funds
Schedule of Investments (unaudited), July 31, 2025
Putnam Sustainable Future Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Beverages 1.4%
Keurig Dr Pepper, Inc. ................................ United States 104,894 $ 3,424,789
a
Vita Coco Co., Inc. (The) .............................. United States 57,800 2,038,028
5,462,817
Biotechnology 5.8%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 21,600 8,472,384
a
Argenx SE, ADR .................................... Netherlands 3,200 2,145,056
a
Ascendis Pharma A/S, ADR ........................... Denmark 18,700 3,244,450
a
BioMarin Pharmaceutical, Inc. .......................... United States 41,100 2,377,635
a
Merus NV ......................................... Netherlands 21,300 1,410,912
Regeneron Pharmaceuticals, Inc. ....................... United States 5,000 2,727,300
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 57,900 1,581,828
21,959,565
Capital Markets 6.5%
a
Coinbase Global, Inc., A .............................. United States 9,500 3,588,720
KKR & Co., Inc. ..................................... United States 39,300 5,760,594
London Stock Exchange Group plc ...................... United Kingdom 32,014 3,902,349
MSCI, Inc., A ....................................... United States 9,300 5,220,648
TPG, Inc., A ....................................... United States 114,000 6,505,980
24,978,291
Chemicals 1.3%
Novonesis Novozymes, B ............................. Denmark 79,877 5,167,848
Commercial Services & Supplies 1.9%
a
Casella Waste Systems, Inc., A ......................... United States 16,600 1,804,918
Republic Services, Inc., A ............................. United States 23,800 5,489,470
7,294,388
Construction & Engineering 3.2%
Badger Infrastructure Solutions Ltd. ...................... Canada 82,600 3,117,173
Quanta Services, Inc. ................................ United States 22,700 9,219,151
12,336,324
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 22,700 4,880,500
Consumer Staples Distribution & Retail 1.4%
a
Sprouts Farmers Market, Inc. .......................... United States 35,100 5,319,054
Containers & Packaging 0.7%
International Paper Co. ............................... United States 54,100 2,528,634
Diversified Consumer Services 2.4%
a
Bright Horizons Family Solutions, Inc. .................... United States 47,800 5,406,180
a
Duolingo, Inc., A .................................... United States 11,000 3,812,050
9,218,230
Electric Utilities 3.4%
Constellation Energy Corp. ............................ United States 16,600 5,774,144
NextEra Energy, Inc. ................................. United States 22,200 1,577,532
NRG Energy, Inc. ................................... United States 34,200 5,718,240
13,069,916
Electrical Equipment 4.2%
GE Vernova, Inc. .................................... United States 9,300 6,140,697

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Vertiv Holdings Co., A ................................ United States 67,600 $ 9,842,560
15,983,257
Electronic Equipment, Instruments & Components 1.4%
a
Trimble, Inc. ....................................... United States 65,900 5,528,351
Entertainment 1.6%
a
ROBLOX Corp., A ................................... United States 45,800 6,310,782
Financial Services 3.5%
HA Sustainable Infrastructure Capital, Inc. ................. United States 149,700 3,887,709
Mastercard, Inc., A .................................. United States 8,500 4,814,995
a
Toast, Inc., A ....................................... United States 100,000 4,884,000
13,586,704
Health Care Equipment & Supplies 7.4%
a
Dexcom, Inc. ....................................... United States 72,600 5,863,902
a
Edwards Lifesciences Corp. ........................... United States 32,600 2,585,506
a
IDEXX Laboratories, Inc. .............................. United States 12,800 6,839,168
a
Intuitive Surgical, Inc. ................................ United States 3,700 1,780,033
a
Penumbra, Inc. ..................................... United States 18,800 4,742,676
ResMed, Inc. ...................................... United States 24,300 6,608,142
28,419,427
Health Care Technology 0.4%
a
Veeva Systems, Inc., A ............................... United States 5,611 1,594,646
Hotels, Restaurants & Leisure 7.7%
a
Cava Group, Inc. .................................... United States 43,900 3,863,639
a
Chipotle Mexican Grill, Inc., A .......................... United States 88,400 3,790,592
a
First Watch Restaurant Group, Inc. ...................... United States 244,598 4,229,099
Hilton Worldwide Holdings, Inc. ......................... United States 36,900 9,892,152
a
Life Time Group Holdings, Inc. ......................... United States 120,600 3,463,632
a
Viking Holdings Ltd. ................................. United States 72,700 4,268,944
29,508,058
Household Durables 0.7%
DR Horton, Inc. ..................................... United States 19,600 2,799,664
Independent Power and Renewable Electricity Producers 2.4%
Vistra Corp. ........................................ United States 44,600 9,300,884
Interactive Media & Services 1.7%
a
Pinterest, Inc., A .................................... United States 167,600 6,469,360
IT Services 0.9%
Accenture plc, A .................................... Ireland 12,300 3,285,330
Leisure Products 1.1%
Hasbro, Inc. ....................................... United States 54,600 4,103,736
Life Sciences Tools & Services 3.2%
a
ICON plc .......................................... United States 21,000 3,552,990
a
Mettler-Toledo International, Inc. ........................ United States 3,400 4,194,512
Thermo Fisher Scientific, Inc. .......................... United States 10,100 4,723,568
12,471,070
Machinery 3.9%
Federal Signal Corp. ................................. United States 56,600 7,163,862

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Xylem, Inc. ........................................ United States 52,300 $ 7,563,626
14,727,488
Media 1.5%
a
Trade Desk, Inc. (The), A .............................. United States 68,700 5,974,152
Professional Services 2.8%
a
Planet Labs PBC ................................... United States 403,500 2,521,875
Verisk Analytics, Inc., A ............................... United States 28,700 7,998,977
10,520,852
Real Estate Management & Development 1.1%
FirstService Corp. ................................... Canada 21,400 4,220,508
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials, Inc. ................................ United States 17,100 3,079,026
ASML Holding NV, ADR .............................. Netherlands 4,600 3,195,666
Broadcom, Inc. ..................................... United States 21,300 6,255,810
a
First Solar, Inc. ..................................... United States 15,500 2,708,315
Marvell Technology, Inc. .............................. United States 69,400 5,577,678
20,816,495
Software 12.8%
a
AppLovin Corp., A ................................... United States 7,400 2,891,180
a
Cadence Design Systems, Inc. ......................... United States 10,600 3,864,442
Clear Secure, Inc., A ................................. United States 50,300 1,479,323
a
Crowdstrike Holdings, Inc., A ........................... United States 3,400 1,545,538
a
Datadog, Inc., A .................................... United States 63,500 8,888,730
a
DocuSign, Inc., A ................................... United States 31,500 2,382,660
a
Gitlab, Inc., A ...................................... United States 82,600 3,618,706
a
Guidewire Software, Inc. .............................. United States 19,200 4,343,424
a
HubSpot, Inc. ...................................... United States 10,300 5,352,395
Roper Technologies, Inc. .............................. United States 7,100 3,907,840
a
ServiceNow, Inc. .................................... United States 6,000 5,658,720
a
ServiceTitan, Inc., A ................................. United States 21,335 2,490,008
a
Vertex, Inc., A ...................................... United States 109,463 3,630,888
50,053,854
Specialty Retail 2.0%
a
Aritzia, Inc. ........................................ Canada 108,700 5,834,309
a
Ulta Beauty, Inc. .................................... United States 3,900 2,008,539
7,842,848
Technology Hardware, Storage & Peripherals 1.5%
Seagate Technology Holdings plc ....................... United States 37,900 5,950,679
Textiles, Apparel & Luxury Goods 2.1%
a
Birkenstock Holding plc ............................... Germany 55,100 2,759,959
a
Lululemon Athletica, Inc. .............................. United States 7,845 1,573,158
a
On Holding AG, A ................................... Switzerland 81,600 3,963,312
8,296,429
Total Common Stocks (Cost $288,129,841) ...................................
379,980,141

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
b,c
U.S. Treasury Bills ,
4.21%, 10/02/25 ................................... United States 800,000 $ 794,153
4.21%, 11/06/25 ................................... United States 500,000 494,333
4.21%, 12/04/25 ................................... United States 400,000 394,186
1,682,672
Total U.S. Government and Agency Securities (Cost $1,683,127) ................
1,682,672
Shares
Management Investment Companies 1.2%
d,e
Putnam Short Term Investment Fund, Class P, 4.558% ....... United States 4,447,710 4,447,710
Total Management Investment Companies (Cost $4,447,710) ...................
4,447,710
Total Short Term Investments (Cost $6,130,837 ) ...............................
6,130,382
a
Total Investments (Cost $294,260,678) 100.1% ................................
$386,110,523
Other Assets, less Liabilities (0.1)% .........................................
(262,783)
Net Assets 100.0% .........................................................
$385,847,740
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the aggregate value of these securities pledged amounted to $63,532, representing less than 0.1% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 246,900 333,378 9/17/25 $ 7,163 $ —
British Pound ...... BZWS Sell 282,400 381,289 9/17/25 8,170 —
British Pound ...... CITI Sell 1,414,500 1,898,197 9/17/25 29,301 —
British Pound ...... MSCO Sell 388,500 524,696 9/17/25 11,394 —
British Pound ...... SSBT Sell 2,555,900 3,450,912 9/17/25 73,952 —
Danish Krone ...... BOFA Sell 7,878,000 1,211,519 9/17/25 2,835 —
Danish Krone ...... CITI Sell 32,592,800 5,023,437 9/17/25 22,877 —
Danish Krone ...... HSBK Buy 8,763,900 1,358,895 9/17/25 — (14,290)
Danish Krone ...... HSBK Sell 13,127,700 2,018,777 9/17/25 4,655 —
Danish Krone ...... MSCO Buy 5,912,900 919,323 9/17/25 — (12,135)
Danish Krone ...... MSCO Sell 12,465,500 1,916,951 9/17/25 4,428 —
Danish Krone ...... SSBT Sell 7,824,900 1,203,411 9/17/25 2,873 —
Euro ............. BOFA Sell 1,526,800 1,751,172 9/17/25 3,482 —
Euro ............. BZWS Sell 1,936,000 2,220,246 9/17/25 4,155 —
Euro ............. CITI Sell 1,784,600 2,046,769 9/17/25 3,981 —
Euro ............. HSBK Sell 464,300 532,587 9/17/25 1,114 —
Euro ............. JPHQ Sell 378,400 433,925 9/17/25 780 —
Euro ............. MSCO Sell 913,100 1,064,027 9/17/25 18,823 —
Euro ............. SSBT Sell 47,900 54,935 9/17/25 105 —
Euro ............. TDOM Sell 1,194,700 1,369,998 9/17/25 2,455 —
Swiss Franc ....... BZWS Buy 816,900 1,025,074 9/17/25 — (13,600)
Swiss Franc ....... MSCO Sell 3,288,400 4,056,423 9/17/25 — (15,226)
Swiss Franc ....... WPAC Sell 800,500 986,275 9/17/25 — (4,893)
Canadian Dollar .... BOFA Sell 1,630,200 1,195,696 10/15/25 14,912 —
Canadian Dollar .... BZWS Sell 1,096,900 804,543 10/15/25 10,038 —
Canadian Dollar .... CITI Sell 3,571,500 2,619,541 10/15/25 32,637 —
Canadian Dollar .... GSCO Buy 1,316,500 965,600 10/15/25 — (12,035)
Canadian Dollar .... HSBK Sell 4,167,500 3,057,812 10/15/25 39,215 —
Canadian Dollar .... MSCO Sell 1,001,700 734,698 10/15/25 9,148 —
Canadian Dollar .... UBSW Sell 3,760,100 2,760,262 10/15/25 36,751 —
Canadian Dollar .... WPAC Sell 3,853,400 2,828,798 10/15/25 37,709 —
Total Forward Exchange Contracts ................................................... $382,953 $(72,179)
Net unrealized appreciation (depreciation) ............................................ $310,774
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 10 .

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $5,573,598 $18,862,402 $(19,988,290) $— $— $4,447,710 4,447,710 $70,821
Total Affiliated Securities ... $5,573,598 $18,862,402 $(19,988,290) $— $— $4,447,710 $70,821
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Future Fund
Assets:
Investments in Securities:
Common Stocks :
Beverages ........................... $ 5,462,817 $ — $ — $ 5,462,817
Biotechnology ......................... 21,959,565 — — 21,959,565
Capital Markets ........................ 21,075,942 3,902,349 — 24,978,291
Chemicals ........................... — 5,167,848 — 5,167,848
Commercial Services & Supplies ........... 7,294,388 — — 7,294,388
Construction & Engineering ............... 12,336,324 — — 12,336,324
Consumer Finance ..................... 4,880,500 — — 4,880,500
Consumer Staples Distribution & Retail ...... 5,319,054 — — 5,319,054
Containers & Packaging ................. 2,528,634 — — 2,528,634
Diversified Consumer Services ............ 9,218,230 — — 9,218,230
Electric Utilities ........................ 13,069,916 — — 13,069,916
Electrical Equipment .................... 15,983,257 — — 15,983,257
Electronic Equipment, Instruments &
Components ........................ 5,528,351 — — 5,528,351
Entertainment ......................... 6,310,782 — — 6,310,782
Financial Services ...................... 13,586,704 — — 13,586,704
Health Care Equipment & Supplies ......... 28,419,427 — — 28,419,427
Health Care Technology ................. 1,594,646 — — 1,594,646
Hotels, Restaurants & Leisure ............. 29,508,058 — — 29,508,058
Household Durables .................... 2,799,664 — — 2,799,664
Independent Power and Renewable Electricity
Producers .......................... 9,300,884 — — 9,300,884
Interactive Media & Services .............. 6,469,360 — — 6,469,360
IT Services ........................... 3,285,330 — — 3,285,330
Leisure Products ....................... 4,103,736 — — 4,103,736
Life Sciences Tools & Services ............ 12,471,070 — — 12,471,070
Machinery ............................ 14,727,488 — — 14,727,488
Media ............................... 5,974,152 — — 5,974,152
Professional Services ................... 10,520,852 — — 10,520,852
Real Estate Management & Development .... 4,220,508 — — 4,220,508
Semiconductors & Semiconductor Equipment . 20,816,495 — — 20,816,495
Software ............................. 50,053,854 — — 50,053,854
Specialty Retail ........................ 7,842,848 — — 7,842,848
Technology Hardware, Storage & Peripherals . 5,950,679 — — 5,950,679
Textiles, Apparel & Luxury Goods .......... 8,296,429 — — 8,296,429
Short Term Investments ................... 4,447,710 1,682,672 — 6,130,382
Total Investments in Securities ........... $375,357,654 $10,752,869
a
$— $386,110,523
Other Financial Instruments:
Forward Exchange Contracts ............... $— $382,953 $— $382,953
Total Other Financial Instruments ......... $— $382,953 $— $382,953
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 72,179 $ — $ 72,179
Total Other Financial Instruments ......... $— $72,179 $— $72,179
a
Includes foreign securities valued at $9,070,197, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.